Deposits (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Time Deposits, $250,000 or More	$ 4,341,000	$ 3,393,000
Interest Expense, Time Deposits, $250,000 or More	31,000	23,000	$ 37,000
Time Deposits	129,460,000
Time Deposit Maturities, Next Twelve Months	73,242,000
Time Deposit Maturities, Year Two	30,694,000
Time Deposit Maturities, Year Three	6,955,000
Time Deposit Maturities, Year Four	12,455,000
Time Deposit Maturities, Year Five	5,866,000
Time Deposit Maturities, after Year Five	248,000
Related party deposits	$ 3,436,000	$ 3,705,000